Net Income Per Unit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Non-vested units	0	745,769
Vested units	247,933	249,902
Share-Based Payment Arrangement [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Non-vested units	495,867	745,769
Antidilutive units	495,867	745,769	412,916
Vested units	247,933	249,902	412,916